Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings		$ 21,874	$ 23,438
Total long-term borrowing, current		143
Total long-term borrowing, non-current		8,336
Total Borrowings		30,353	23,438
Bank of China Xinyu Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	[1]	11,400	9,737
Export-Import Bank of China Jiangxi Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	[2]	6,199	6,051
Xinyu Rural Commercial Bank Gaoxin Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	[3]	4,275	4,173
Agricultural Bank of China Xinyu Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	[4]		3,477
Industrial and Commercial Bank of China Limited Xinyu High Tech Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Total long-term borrowing, current	[5]	143
Total long-term borrowing, non-current	[5]	$ 8,336

[1]	For the year ended December 31, 2024, Jiangxi Yibo entered into two bank loan agreements with Bank of China Xinyu Branch in a total amount of $9,737 (RMB70,000) with an annual interest rate of 3.10%, which were fully repaid upon maturity. The loans were guaranteed by Jiangxi Leibotai and related parties and secured by the land use rights and properties owned by Jiangxi Yibo. For the year ended December 31, 2025, Jiangxi Leibotai entered into a bank loan agreement of $1,425 (RMB10,000) with Bank of China Xinyu Branch, with a maturity date of March 18, 2026, and an annual interest rate of 2.90%, which was guaranteed by Jiangxi Yibo. For the year ended December 31, 2025, Jiangxi Yibo entered into two bank loan agreements in a total amount of $9,975 (RMB70,000) with maturity dates from July 9, 2026 to July 22, 2026, and an annual interest rate of 3.00%. These two loans were guaranteed by Jiangxi Leitaibo, and secured by the land use rights and properties owned by Jiangxi Yibo.
[2]	For the year ended December 31, 2024, Jiangxi Yibo entered into a bank loan agreement of $6,051 (RMB43,500) with Export-Import Bank of China Jiangxi Branch with an annual interest rate of 3.10%, which was fully repaid on September 9, 2025. For the year ended December 31, 2025, Jiangxi Yibo entered into another bank loan agreement of $6,199 (RMB43,500) with Export-Import Bank of China Jiangxi Branch with an annual interest rate of 3.00% and a maturity date of September 8, 2026. The outstanding loan balances as of December 31, 2024 and 2025 were guaranteed by Xinyu High-Tech Investment Co., Ltd, a related party of the Group. (See Note 16).
[3]	For the year ended December 31, 2024, Jiangxi Yibo entered into a bank loan with an amount of $4,173 (RMB30,000) with an annual interest rate of 3.80%, which was fully repaid upon maturity. On January 14, 2025, Jiangxi Yibo entered into another bank loan with an amount of $4,275 (RMB30,000) with a maturity date of January 13, 2026 and an annual interest rate of 3.35%. The loan was guaranteed by a related party of the Group. (See Note 16).
[4]	For the year ended December 31, 2024, Jiangxi Yibo had an outstanding balance of $3,477 (RMB25,000) with a maturity date of April 24, 2025 and an annual interest rate of 3.00%, which was fully repaid upon maturity. The loan was guaranteed by the related parties of the Group (See Note 16) and was secured by mortgaging the properties of Jiangxi Yibo. On January 2, 2025 and April 29, 2025, Jiangxi Yibo entered in two bank loans with an amount of approximately $2,138 (RMB15,000) and $3,563 (RMB25,000), respectively, each bearing an annual interest rate of 3.10% which were both fully repaid on December 29, 2025. These loans were secured by the land use rights and properties owned by Jiangxi Yibo.
[5]	On March 13, 2025, Jiangxi Yibo entered into another bank loan with an amount of approximately $4,275 (RMB30,000) with an annual interest rate of 2.80%, which was fully repaid on August 29, 2025. On August 29, 2025, Jiangxi Yibo entered into a three-year bank loan agreement with a principal amount of $8,550 (RMB60,000) maturing on August 28, 2028 and bearing an annual interest rate of 3.00%, which was guaranteed by Planet Image. In accordance with the repayment schedule stipulated in this agreement, Jiangxi Yibo repaid $71 (RMB500) of principal during the year ended December 31, 2025. As of December 31, 2025, the outstanding balance was $8,479 (RMB55,000). The following is the principal repayment schedule for the long-term loan as of December 31, 2025: